Net Income per Share	12 Months Ended
Dec. 31, 2024
Net Income per Share
Net Income per Share

12. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2022, 2023 and 2024, options to purchase ordinary shares and RSUs of 1.2 million, 2.6 million and 2.2 million were recognized as dilutive factors and included in the calculation of diluted net income per share, respectively. For the years ended December 31, 2022, 2023 and 2024, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 6.5 million, 7.4 million and 10.9 million, respectively. For the years ended December 31, 2022, 2023 and 2024, 5.9 million, nil and nil shares convertible from the convertible senior notes were anti-dilutive and excluded from the calculation of diluted net income per share, respectively.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Year Ended December 31,
	2022	2023	2024

	(In US$ thousands, except share data and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$85,555	$342,598	$300,801
Denominator:
Weighted average ordinary shares outstanding	235,164	235,560	237,324
Basic net income per share attributable to Weibo’s shareholders	$0.36	$1.45	$1.27

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$85,555	$342,598	$300,801
Add: Effect on interest expenses and amortized issuance cost of convertible senior notes	—	529	7,713
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	85,555	343,127	308,514
Denominator:
Weighted average ordinary shares outstanding	235,164	235,560	237,324
Effects of dilutive securities
Stock options	—	14	218
Unvested restricted share units	1,243	2,625	1,965
Convertible senior notes	—	1,775	25,734
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	236,407	239,974	265,241
Diluted net income per share attributable to Weibo’s shareholders	$0.36	$1.43	$1.16